Taxation - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax expenses [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
Deductible temporary differences for which no deferred tax asset is recognized	¥ 2,085	¥ 1,942
Hong Kong [member]
Disclosure of income tax expenses [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
PRC [member]
Disclosure of income tax expenses [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%